Schwab Capital Trust
Schwab Target 2010 Index Fund

Portfolio Holdings as of June 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 97.3% of net assets

U.S. Stocks 24.4%
Large-Cap 22.9%
Schwab U.S. Large-Cap ETF	124,182	9,201,886
Small-Cap 1.5%
Schwab U.S. Small-Cap ETF	9,095	594,267
		9,796,153

International Stocks 9.4%
Developed-Market Large-Cap 9.4%
Schwab International Equity ETF	127,518	3,793,660

Real Assets 1.7%
Real Estate 1.7%
Schwab U.S. REIT ETF	19,727	694,785

Fixed Income 59.8%
Inflation-Protected Bond 6.5%
Schwab U.S. TIPS ETF	43,516	2,611,830
Intermediate-Term Bond 44.6%
Schwab U.S. Aggregate Bond ETF	319,423	17,964,350
Treasury Bond 8.7%
Schwab Short-Term U.S. Treasury ETF	67,784	3,499,688
		24,075,868

Security	Number of Shares	Value ($)
Money Market Fund 2.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.23% (a)	791,960	792,436
Total Affiliated Underlying Funds
(Cost $36,072,230)		39,152,902
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.5% of net assets

Time Deposits 2.5%
BNP Paribas
0.01%, 07/01/20 (b)	399,727	399,727
Citibank
0.01%, 07/01/20 (b)	399,727	399,727
Sumitomo Mitsui Trust Banking, Limited
0.01%, 07/01/20 (b)	212,377	212,377
Total Short-Term Investments
(Cost $1,011,831)		1,011,831
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2020:
Affiliated Underlying Funds	Market Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 06/30/20	Balance of Shares Held at 06/30/20	Distributions Received*
Schwab International Equity ETF	$3,345,065	$199,255	($249,742)	($42,568)	$541,650	$3,793,660	127,518	$30,622
Schwab Short-Term U.S. Treasury ETF	3,149,995	430,575	(74,734)	845	(6,993)	3,499,688	67,784	12,170
Schwab U.S. Aggregate Bond ETF	15,862,741	2,028,759	(522,418)	7,359	587,909	17,964,350	319,423	104,385
Schwab U.S. Large-Cap ETF	8,039,920	614,042	(1,101,563)	(31,731)	1,681,218	9,201,886	124,182	37,242
Schwab U.S. REIT ETF	644,520	44,003	(36,256)	(13,507)	56,025	694,785	19,727	4,567
Schwab U.S. Small-Cap ETF	512,418	37,929	(90,408)	(13,437)	147,765	594,267	9,095	1,079
Schwab U.S. TIPS ETF	2,325,992	258,388	(76,278)	(84)	103,812	2,611,830	43,516	—
Schwab Variable Share Price Money Fund, Ultra Shares	1,340,257	1,460	(550,000)	(66)	785	792,436	791,960	932
Total	$35,220,908	$3,614,411	($2,701,399)	($93,189)	$3,112,171	$39,152,902		$190,997
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2010 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$39,152,902	$—	$—	$39,152,902
Short-Term Investments[1]	—	1,011,831	—	1,011,831
Total	$39,152,902	$1,011,831	$—	$40,164,733
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2015 Index Fund

Portfolio Holdings as of June 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 96.8% of net assets

U.S. Stocks 25.9%
Large-Cap 24.3%
Schwab U.S. Large-Cap ETF	208,773	15,470,079
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	15,575	1,017,671
		16,487,750

International Stock 10.5%
Developed-Market Large-Cap 10.5%
Schwab International Equity ETF	225,028	6,694,583

Real Assets 1.9%
Real Estate 1.9%
Schwab U.S. REIT ETF	34,148	1,202,692

Fixed Income 57.5%
Inflation-Protected Bond 6.2%
Schwab U.S. TIPS ETF	65,164	3,911,143
Intermediate-Term Bond 43.1%
Schwab U.S. Aggregate Bond ETF	488,401	27,467,672
Treasury Bond 8.2%
Schwab Short-Term U.S. Treasury ETF	101,411	5,235,850
		36,614,665

Money Market Fund 1.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.23% (a)	616,049	616,419
Total Affiliated Underlying Funds
(Cost $56,638,889)		61,616,109
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.4% of net assets

Time Deposits 3.4%
Banco Santander
0.01%, 07/01/20 (b)	266,502	266,502
BNP Paribas
0.01%, 07/01/20 (b)	633,920	633,920
Citibank
0.01%, 07/01/20 (b)	633,920	633,920
National Australia Bank
0.01%, 07/01/20 (b)	633,920	633,920
Total Short-Term Investments
(Cost $2,168,262)		2,168,262
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Schwab Target 2015 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2020:
Affiliated Underlying Funds	Market Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 06/30/20	Balance of Shares Held at 06/30/20	Distributions Received*
Schwab International Equity ETF	$6,072,193	$253,393	($554,157)	($85,270)	$1,008,424	$6,694,583	225,028	$54,205
Schwab Short-Term U.S. Treasury ETF	4,804,838	575,295	(134,337)	(420)	(9,526)	5,235,850	101,411	18,823
Schwab U.S. Aggregate Bond ETF	24,880,516	2,782,070	(1,108,092)	246	912,932	27,467,672	488,401	165,703
Schwab U.S. Large-Cap ETF	13,915,755	634,790	(1,951,526)	(59,108)	2,930,168	15,470,079	208,773	62,611
Schwab U.S. REIT ETF	1,132,411	45,188	(58,974)	(21,131)	105,198	1,202,692	34,148	7,905
Schwab U.S. Small-Cap ETF	917,983	—	(143,036)	(21,330)	264,054	1,017,671	15,575	1,847
Schwab U.S. TIPS ETF	3,587,991	292,450	(127,978)	(701)	159,381	3,911,143	65,164	—
Schwab Variable Share Price Money Fund, Ultra Shares	1,712,928	2,292	(1,100,000)	410	789	616,419	616,049	1,537
Total	$57,024,615	$4,585,478	($5,178,100)	($187,304)	$5,371,420	$61,616,109		$312,631
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$61,616,109	$—	$—	$61,616,109
Short-Term Investments[1]	—	2,168,262	—	2,168,262
Total	$61,616,109	$2,168,262	$—	$63,784,371
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2020 Index Fund

Portfolio Holdings as of June 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.0% of net assets

U.S. Stocks 27.0%
Large-Cap 25.3%
Schwab U.S. Large-Cap ETF	697,006	51,648,145
Small-Cap 1.7%
Schwab U.S. Small-Cap ETF	53,155	3,473,148
		55,121,293

International Stock 11.4%
Developed-Market Large-Cap 11.4%
Schwab International Equity ETF	785,263	23,361,574

Real Assets 2.0%
Real Estate 2.0%
Schwab U.S. REIT ETF	116,406	4,099,819

Fixed Income 56.0%
Inflation-Protected Bond 6.0%
Schwab U.S. TIPS ETF	204,429	12,269,829
Intermediate-Term Bond 42.1%
Schwab U.S. Aggregate Bond ETF	1,527,751	85,920,716
Treasury Bond 7.9%
Schwab Short-Term U.S. Treasury ETF	311,757	16,096,014
		114,286,559

Security	Number of Shares	Value ($)
Money Market Fund 2.6%
Schwab Variable Share Price Money Fund, Ultra Shares 0.23% (a)	5,277,896	5,281,063
Total Affiliated Underlying Funds
(Cost $188,363,907)		202,150,308
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.6% of net assets

Time Deposits 1.6%
Banco Santander
0.01%, 07/01/20 (b)	1,237,242	1,237,242
JPMorgan Chase Bank
0.01%, 07/01/20 (b)	2,038,222	2,038,222
Total Short-Term Investments
(Cost $3,275,464)		3,275,464
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2020:
Affiliated Underlying Funds	Market Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 06/30/20	Balance of Shares Held at 06/30/20	Distributions Received*
Schwab International Equity ETF	$19,620,881	$1,388,320	($603,820)	($106,238)	$3,062,431	$23,361,574	785,263	$187,515
Schwab Short-Term U.S. Treasury ETF	13,637,994	2,485,662	—	—	(27,642)	16,096,014	311,757	53,985
Schwab U.S. Aggregate Bond ETF	72,234,618	10,978,633	—	—	2,707,465	85,920,716	1,527,751	485,897
Schwab U.S. Large-Cap ETF	42,872,979	4,242,858	(4,325,016)	(109,465)	8,966,789	51,648,145	697,006	206,684
Schwab U.S. REIT ETF	3,541,420	303,622	—	—	254,777	4,099,819	116,406	25,915
Schwab U.S. Small-Cap ETF	2,893,363	—	(177,441)	(43,957)	801,183	3,473,148	53,155	6,304
Schwab U.S. TIPS ETF	10,353,813	1,448,634	—	—	467,382	12,269,829	204,429	—
Schwab Variable Share Price Money Fund, Ultra Shares	5,270,141	7,231	—	—	3,691	5,281,063	5,277,896	5,231
Total	$170,425,209	$20,854,960	($5,106,277)	($259,660)	$16,236,076	$202,150,308		$971,531
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2020 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$202,150,308	$—	$—	$202,150,308
Short-Term Investments[1]	—	3,275,464	—	3,275,464
Total	$202,150,308	$3,275,464	$—	$205,425,772
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2025 Index Fund

Portfolio Holdings as of June 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.8% of net assets

U.S. Stocks 35.2%
Large-Cap 32.6%
Schwab U.S. Large-Cap ETF	1,349,971	100,032,851
Small-Cap 2.6%
Schwab U.S. Small-Cap ETF	120,819	7,894,314
		107,927,165

International Stocks 16.9%
Developed-Market Large-Cap 14.9%
Schwab International Equity ETF	1,538,363	45,766,299
Emerging-Market 2.0%
Schwab Emerging Markets Equity ETF	251,197	6,116,647
		51,882,946

Real Assets 2.7%
Real Estate 2.7%
Schwab U.S. REIT ETF	234,793	8,269,409

Fixed Income 42.3%
Inflation-Protected Bond 2.3%
Schwab U.S. TIPS ETF	117,570	7,056,551
Intermediate-Term Bond 35.8%
Schwab U.S. Aggregate Bond ETF	1,952,188	109,791,053
Treasury Bond 4.2%
Schwab Short-Term U.S. Treasury ETF	249,195	12,865,938
		129,713,542

Security	Number of Shares	Value ($)
Money Market Fund 1.7%
Schwab Variable Share Price Money Fund, Ultra Shares 0.23% (a)	5,417,987	5,421,238
Total Affiliated Underlying Funds
(Cost $286,224,052)		303,214,300
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
BNP Paribas
0.01%, 07/01/20 (b)	3,055,232	3,055,232
JPMorgan Chase Bank
0.01%, 07/01/20 (b)	245,794	245,794
Total Short-Term Investments
(Cost $3,301,026)		3,301,026
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Schwab Target 2025 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2020:
Affiliated Underlying Funds	Market Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 06/30/20	Balance of Shares Held at 06/30/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$5,177,652	$217,433	($212,327)	($36,298)	$970,187	$6,116,647	251,197	$27,941
Schwab International Equity ETF	39,522,797	1,525,960	(1,343,275)	(198,746)	6,259,563	45,766,299	1,538,363	368,212
Schwab Short-Term U.S. Treasury ETF	11,289,245	1,599,557	—	—	(22,864)	12,865,938	249,195	44,742
Schwab U.S. Aggregate Bond ETF	94,708,096	11,537,837	—	—	3,545,120	109,791,053	1,952,188	641,379
Schwab U.S. Large-Cap ETF	85,347,771	5,224,203	(8,359,170)	(784,215)	18,604,262	100,032,851	1,349,971	404,629
Schwab U.S. REIT ETF	7,408,243	338,249	—	—	522,917	8,269,409	234,793	54,354
Schwab U.S. Small-Cap ETF	6,751,902	—	(625,931)	(123,816)	1,892,159	7,894,314	120,819	14,736
Schwab U.S. TIPS ETF	6,152,420	626,196	—	—	277,935	7,056,551	117,570	—
Schwab Variable Share Price Money Fund, Ultra Shares	5,409,656	7,793	—	—	3,789	5,421,238	5,417,987	5,283
Total	$261,767,782	$21,077,228	($10,540,703)	($1,143,075)	$32,053,068	$303,214,300		$1,561,276
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$303,214,300	$—	$—	$303,214,300
Short-Term Investments[1]	—	3,301,026	—	3,301,026
Total	$303,214,300	$3,301,026	$—	$306,515,326
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2030 Index Fund

Portfolio Holdings as of June 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.7% of net assets

U.S. Stocks 41.2%
Large-Cap 37.9%
Schwab U.S. Large-Cap ETF	2,097,745	155,442,905
Small-Cap 3.3%
Schwab U.S. Small-Cap ETF	206,624	13,500,812
		168,943,717

International Stocks 20.8%
Developed-Market Large-Cap 17.8%
Schwab International Equity ETF	2,452,118	72,950,511
Emerging-Market 3.0%
Schwab Emerging Markets Equity ETF	514,607	12,530,680
		85,481,191

Real Assets 3.2%
Real Estate 3.2%
Schwab U.S. REIT ETF	375,615	13,229,160

Fixed Income 32.4%
Inflation-Protected Bond 0.5%
Schwab U.S. TIPS ETF	34,559	2,074,231
Intermediate-Term Bond 29.6%
Schwab U.S. Aggregate Bond ETF	2,158,343	121,385,210
Treasury Bond 2.3%
Schwab Short-Term U.S. Treasury ETF	183,001	9,448,342
		132,907,783

Security	Number of Shares	Value ($)
Money Market Fund 1.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.23% (a)	4,486,326	4,489,018
Total Affiliated Underlying Funds
(Cost $386,782,085)		405,050,869
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.3% of net assets

Time Deposits 1.3%
Citibank
0.01%, 07/01/20 (b)	4,069,506	4,069,506
Sumitomo Mitsui Banking Corp.
0.01%, 07/01/20 (b)	1,298,394	1,298,394
Total Short-Term Investments
(Cost $5,367,900)		5,367,900
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Schwab Target 2030 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2020:
Affiliated Underlying Funds	Market Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 06/30/20	Balance of Shares Held at 06/30/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$10,676,557	$313,124	($347,516)	($88,922)	$1,977,437	$12,530,680	514,607	$56,854
Schwab International Equity ETF	63,000,633	2,549,973	(2,066,378)	(500,294)	9,966,577	72,950,511	2,452,118	584,088
Schwab Short-Term U.S. Treasury ETF	8,235,675	1,228,891	—	—	(16,224)	9,448,342	183,001	32,314
Schwab U.S. Aggregate Bond ETF	104,648,298	12,853,803	—	—	3,883,109	121,385,210	2,158,343	703,942
Schwab U.S. Large-Cap ETF	132,644,409	4,975,204	(9,589,078)	(1,114,124)	28,526,494	155,442,905	2,097,745	621,768
Schwab U.S. REIT ETF	11,802,344	1,128,619	(531,821)	(247,991)	1,078,009	13,229,160	375,615	86,955
Schwab U.S. Small-Cap ETF	11,642,387	—	(1,168,047)	(285,383)	3,311,855	13,500,812	206,624	24,506
Schwab U.S. TIPS ETF	1,987,488	—	—	—	86,743	2,074,231	34,559	—
Schwab Variable Share Price Money Fund, Ultra Shares	4,479,218	6,663	—	—	3,137	4,489,018	4,486,326	4,315
Total	$349,117,009	$23,056,277	($13,702,840)	($2,236,714)	$48,817,137	$405,050,869		$2,114,742
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$405,050,869	$—	$—	$405,050,869
Short-Term Investments[1]	—	5,367,900	—	5,367,900
Total	$405,050,869	$5,367,900	$—	$410,418,769
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2035 Index Fund

Portfolio Holdings as of June 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.6% of net assets

U.S. Stocks 45.6%
Large-Cap 41.4%
Schwab U.S. Large-Cap ETF	1,322,667	98,009,625
Small-Cap 4.2%
Schwab U.S. Small-Cap ETF	150,496	9,833,409
		107,843,034

International Stocks 24.1%
Developed-Market Large-Cap 20.0%
Schwab International Equity ETF	1,590,411	47,314,727
Emerging-Market 4.1%
Schwab Emerging Markets Equity ETF	393,223	9,574,980
		56,889,707

Real Assets 3.6%
Real Estate 3.6%
Schwab U.S. REIT ETF	244,453	8,609,635

Fixed Income 24.8%
Intermediate-Term Bond 23.3%
Schwab U.S. Aggregate Bond ETF	980,447	55,140,339
Treasury Bond 1.5%
Schwab Short-Term U.S. Treasury ETF	66,942	3,456,216
		58,596,555

Security	Number of Shares	Value ($)
Money Market Fund 0.5%
Schwab Variable Share Price Money Fund, Ultra Shares 0.23% (a)	1,282,781	1,283,550
Total Affiliated Underlying Funds
(Cost $223,036,635)		233,222,481
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.6% of net assets

Time Deposits 1.6%
Banco Santander
0.01%, 07/01/20 (b)	2,344,757	2,344,757
Citibank
0.01%, 07/01/20 (b)	1,310,896	1,310,896
Total Short-Term Investments
(Cost $3,655,653)		3,655,653
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab Target 2035 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2020:
Affiliated Underlying Funds	Market Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 06/30/20	Balance of Shares Held at 06/30/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$7,895,801	$524,351	($278,680)	($71,309)	$1,504,817	$9,574,980	393,223	$43,502
Schwab International Equity ETF	39,434,114	2,196,883	(443,390)	(68,628)	6,195,748	47,314,727	1,590,411	377,880
Schwab Short-Term U.S. Treasury ETF	2,847,064	615,250	—	—	(6,098)	3,456,216	66,942	11,529
Schwab U.S. Aggregate Bond ETF	45,947,858	7,458,534	—	—	1,733,947	55,140,339	980,447	315,665
Schwab U.S. Large-Cap ETF	80,768,537	4,797,167	(4,613,587)	(564,416)	17,621,924	98,009,625	1,322,667	392,729
Schwab U.S. REIT ETF	7,376,649	694,870	—	—	538,116	8,609,635	244,453	55,421
Schwab U.S. Small-Cap ETF	8,148,352	207,006	(672,374)	(157,340)	2,307,765	9,833,409	150,496	17,849
Schwab Variable Share Price Money Fund, Ultra Shares	1,280,452	2,201	—	—	897	1,283,550	1,282,781	1,185
Total	$193,698,827	$16,496,262	($6,008,031)	($861,693)	$29,897,116	$233,222,481		$1,215,760
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$233,222,481	$—	$—	$233,222,481
Short-Term Investments[1]	—	3,655,653	—	3,655,653
Total	$233,222,481	$3,655,653	$—	$236,878,134
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2040 Index Fund

Portfolio Holdings as of June 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 49.1%
Large-Cap 44.2%
Schwab U.S. Large-Cap ETF	1,808,332	133,997,401
Small-Cap 4.9%
Schwab U.S. Small-Cap ETF	230,401	15,054,402
		149,051,803

International Stocks 26.9%
Developed-Market Large-Cap 21.9%
Schwab International Equity ETF	2,231,624	66,390,814
Emerging-Market 5.0%
Schwab Emerging Markets Equity ETF	624,127	15,197,492
		81,588,306

Real Assets 4.0%
Real Estate 4.0%
Schwab U.S. REIT ETF	342,914	12,077,431

Fixed Income 18.5%
Intermediate-Term Bond 17.6%
Schwab U.S. Aggregate Bond ETF	947,203	53,270,697
Treasury Bond 0.9%
Schwab Short-Term U.S. Treasury ETF	54,959	2,837,533
		56,108,230

Security	Number of Shares	Value ($)
Money Market Fund 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares 0.23% (a)	1,163,539	1,164,237
Total Affiliated Underlying Funds
(Cost $290,566,849)		299,990,007
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
BNP Paribas
0.01%, 07/01/20 (b)	2,464,370	2,464,370
Total Short-Term Investment
(Cost $2,464,370)		2,464,370
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab Target 2040 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2020:
Affiliated Underlying Funds	Market Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 06/30/20	Balance of Shares Held at 06/30/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$12,410,131	$1,156,517	($636,105)	($140,567)	$2,407,516	$15,197,492	624,127	$68,917
Schwab International Equity ETF	54,705,140	4,479,797	(1,260,848)	(196,369)	8,663,094	66,390,814	2,231,624	532,248
Schwab Short-Term U.S. Treasury ETF	2,345,748	496,306	—	—	(4,521)	2,837,533	54,959	9,405
Schwab U.S. Aggregate Bond ETF	43,605,294	8,015,053	—	—	1,650,350	53,270,697	947,203	300,641
Schwab U.S. Large-Cap ETF	109,484,620	6,626,023	(5,217,023)	(693,664)	23,797,445	133,997,401	1,808,332	540,042
Schwab U.S. REIT ETF	10,225,259	1,109,909	—	—	742,263	12,077,431	342,914	78,013
Schwab U.S. Small-Cap ETF	12,278,968	461,508	(955,521)	(247,798)	3,517,245	15,054,402	230,401	27,326
Schwab Variable Share Price Money Fund, Ultra Shares	1,161,453	1,970	—	—	814	1,164,237	1,163,539	1,080
Total	$246,216,613	$22,347,083	($8,069,497)	($1,278,398)	$40,774,206	$299,990,007		$1,557,672
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$299,990,007	$—	$—	$299,990,007
Short-Term Investment[1]	—	2,464,370	—	2,464,370
Total	$299,990,007	$2,464,370	$—	$302,454,377
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2045 Index Fund

Portfolio Holdings as of June 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 52.4%
Large-Cap 46.7%
Schwab U.S. Large-Cap ETF	1,044,262	77,379,814
Small-Cap 5.7%
Schwab U.S. Small-Cap ETF	144,216	9,423,074
		86,802,888

International Stocks 29.7%
Developed-Market Large-Cap 23.7%
Schwab International Equity ETF	1,318,588	39,227,993
Emerging-Market 6.0%
Schwab Emerging Markets Equity ETF	409,703	9,976,268
		49,204,261

Real Assets 4.3%
Real Estate 4.3%
Schwab U.S. REIT ETF	203,200	7,156,704

Fixed Income 12.5%
Intermediate-Term Bond 12.0%
Schwab U.S. Aggregate Bond ETF	352,290	19,812,790
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	17,685	913,076
		20,725,866

Security	Number of Shares	Value ($)
Money Market Fund 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.23% (a)	45,959	45,987
Total Affiliated Underlying Funds
(Cost $157,879,257)		163,935,706
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
BNP Paribas
0.01%, 07/01/20 (b)	1,491,488	1,491,488
Total Short-Term Investment
(Cost $1,491,488)		1,491,488
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab Target 2045 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2020:
Affiliated Underlying Funds	Market Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 06/30/20	Balance of Shares Held at 06/30/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$8,156,764	$644,470	($317,200)	($70,237)	$1,562,471	$9,976,268	409,703	$45,444
Schwab International Equity ETF	32,328,243	2,340,357	(471,395)	(65,850)	5,096,638	39,227,993	1,318,588	313,743
Schwab Short-Term U.S. Treasury ETF	754,171	160,456	—	—	(1,551)	913,076	17,685	3,010
Schwab U.S. Aggregate Bond ETF	16,214,248	2,988,501	—	—	610,041	19,812,790	352,290	111,897
Schwab U.S. Large-Cap ETF	63,162,286	3,086,405	(2,191,912)	(255,879)	13,578,914	77,379,814	1,044,262	310,202
Schwab U.S. REIT ETF	6,030,806	655,613	—	—	470,285	7,156,704	203,200	45,299
Schwab U.S. Small-Cap ETF	7,762,931	114,307	(505,992)	(120,521)	2,172,349	9,423,074	144,216	17,104
Schwab Variable Share Price Money Fund, Ultra Shares	45,716	239	—	—	32	45,987	45,959	8
Total	$134,455,165	$9,990,348	($3,486,499)	($512,487)	$23,489,179	$163,935,706		$846,707
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$163,935,706	$—	$—	$163,935,706
Short-Term Investment[1]	—	1,491,488	—	1,491,488
Total	$163,935,706	$1,491,488	$—	$165,427,194
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2050 Index Fund

Portfolio Holdings as of June 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.2% of net assets

U.S. Stocks 54.2%
Large-Cap 48.0%
Schwab U.S. Large-Cap ETF	1,218,969	90,325,603
Small-Cap 6.2%
Schwab U.S. Small-Cap ETF	177,870	11,622,026
		101,947,629

International Stocks 31.3%
Developed-Market Large-Cap 24.7%
Schwab International Equity ETF	1,560,855	46,435,436
Emerging-Market 6.6%
Schwab Emerging Markets Equity ETF	512,906	12,489,261
		58,924,697

Real Assets 4.5%
Real Estate 4.5%
Schwab U.S. REIT ETF	240,729	8,478,476

Fixed Income 9.2%
Intermediate-Term Bond 8.8%
Schwab U.S. Aggregate Bond ETF	295,004	16,591,025
Treasury Bond 0.4%
Schwab Short-Term U.S. Treasury ETF	12,121	625,807
		17,216,832

Security	Number of Shares	Value ($)
Money Market Fund 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.23% (a)	62,889	62,926
Total Affiliated Underlying Funds
(Cost $181,775,000)		186,630,560
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
BNP Paribas
0.01%, 07/01/20 (b)	1,787,952	1,787,952
Total Short-Term Investment
(Cost $1,787,952)		1,787,952
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab Target 2050 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2020:
Affiliated Underlying Funds	Market Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 06/30/20	Balance of Shares Held at 06/30/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$9,729,493	$1,288,013	($335,706)	($68,659)	$1,876,120	$12,489,261	512,906	$56,619
Schwab International Equity ETF	36,467,605	4,538,011	(265,941)	(71,187)	5,766,948	46,435,436	1,560,855	370,335
Schwab Short-Term U.S. Treasury ETF	627,019	—	—	—	(1,212)	625,807	12,121	2,347
Schwab U.S. Aggregate Bond ETF	12,875,395	3,227,396	—	—	488,234	16,591,025	295,004	90,048
Schwab U.S. Large-Cap ETF	70,233,844	7,642,781	(2,396,108)	(364,617)	15,209,703	90,325,603	1,218,969	360,569
Schwab U.S. REIT ETF	6,725,680	1,256,116	—	—	496,680	8,478,476	240,729	53,333
Schwab U.S. Small-Cap ETF	9,061,389	678,784	(531,028)	(142,286)	2,555,167	11,622,026	177,870	20,837
Schwab Variable Share Price Money Fund, Ultra Shares	62,679	203	—	—	44	62,926	62,889	40
Total	$145,783,104	$18,631,304	($3,528,783)	($646,749)	$26,391,684	$186,630,560		$954,128
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$186,630,560	$—	$—	$186,630,560
Short-Term Investment[1]	—	1,787,952	—	1,787,952
Total	$186,630,560	$1,787,952	$—	$188,418,512
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2055 Index Fund

Portfolio Holdings as of June 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.4% of net assets

U.S. Stocks 55.4%
Large-Cap 48.9%
Schwab U.S. Large-Cap ETF	726,790	53,855,139
Small-Cap 6.5%
Schwab U.S. Small-Cap ETF	109,264	7,139,310
		60,994,449

International Stocks 32.5%
Developed-Market Large-Cap 25.4%
Schwab International Equity ETF	940,720	27,986,420
Emerging-Market 7.1%
Schwab Emerging Markets Equity ETF	320,625	7,807,218
		35,793,638

Real Assets 4.6%
Real Estate 4.6%
Schwab U.S. REIT ETF	144,149	5,076,928

Fixed Income 6.8%
Intermediate-Term Bond 6.6%
Schwab U.S. Aggregate Bond ETF	128,902	7,249,448
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	5,166	266,721
		7,516,169

Security	Number of Shares	Value ($)
Money Market Funds 0.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.23% (a)	66,651	66,691
Total Affiliated Underlying Funds
(Cost $106,678,680)		109,447,875
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
BNP Paribas
0.01%, 07/01/20 (b)	568,138	568,138
Total Short-Term Investment
(Cost $568,138)		568,138
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab Target 2055 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2020:
Affiliated Underlying Funds	Market Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 06/30/20	Balance of Shares Held at 06/30/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$6,001,197	$967,316	($286,082)	($45,411)	$1,170,198	$7,807,218	320,625	$35,374
Schwab International Equity ETF	21,666,246	3,002,417	(111,917)	(15,527)	3,445,201	27,986,420	940,720	223,422
Schwab Short-Term U.S. Treasury ETF	266,254	983	—	—	(516)	266,721	5,166	999
Schwab U.S. Aggregate Bond ETF	5,545,092	1,492,709	—	—	211,647	7,249,448	128,902	38,881
Schwab U.S. Large-Cap ETF	41,351,835	4,790,498	(1,146,150)	(183,408)	9,042,364	53,855,139	726,790	215,679
Schwab U.S. REIT ETF	4,030,883	749,896	—	—	296,149	5,076,928	144,149	32,378
Schwab U.S. Small-Cap ETF	5,451,692	533,322	(329,850)	(87,194)	1,571,340	7,139,310	109,264	12,959
Schwab Variable Share Price Money Fund, Ultra Shares	66,531	113	—	—	47	66,691	66,651	62
Total	$84,379,730	$11,537,254	($1,873,999)	($331,540)	$15,736,430	$109,447,875		$559,754
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$109,447,875	$—	$—	$109,447,875
Short-Term Investment[1]	—	568,138	—	568,138
Total	$109,447,875	$568,138	$—	$110,016,013
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2060 Index Fund

Portfolio Holdings as of June 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.5% of net assets

U.S. Stocks 56.6%
Large-Cap 49.8%
Schwab U.S. Large-Cap ETF	846,959	62,759,662
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	131,675	8,603,644
		71,363,306

International Stocks 33.7%
Developed-Market Large-Cap 26.1%
Schwab International Equity ETF	1,107,541	32,949,345
Emerging-Market 7.6%
Schwab Emerging Markets Equity ETF	391,368	9,529,811
		42,479,156

Real Assets 4.7%
Real Estate 4.7%
Schwab U.S. REIT ETF	169,544	5,971,340

Fixed Income 4.5%
Intermediate-Term Bond 4.3%
Schwab U.S. Aggregate Bond ETF	97,053	5,458,261
Security	Number of Shares	Value ($)
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	3,926	202,699
		5,660,960
Total Affiliated Underlying Funds
(Cost $122,344,584)		125,474,762
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
BNP Paribas
0.01%, 07/01/20 (a)	335,826	335,826
Total Short-Term Investment
(Cost $335,826)		335,826
(a)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2020:
Affiliated Underlying Funds	Market Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 06/30/20	Balance of Shares Held at 06/30/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$7,589,609	$879,452	($338,044)	($70,538)	$1,469,332	$9,529,811	391,368	$43,086
Schwab International Equity ETF	26,421,607	2,855,362	(453,849)	(92,359)	4,218,584	32,949,345	1,107,541	262,714
Schwab Short-Term U.S. Treasury ETF	203,092	—	—	—	(393)	202,699	3,926	760
Schwab U.S. Aggregate Bond ETF	4,326,079	969,080	—	—	163,102	5,458,261	97,053	29,844
Schwab U.S. Large-Cap ETF	49,831,591	4,225,585	(1,826,824)	(246,233)	10,775,543	62,759,662	846,959	251,318
Schwab U.S. REIT ETF	4,909,199	791,726	(97,355)	(36,318)	404,088	5,971,340	169,544	38,369
Schwab U.S. Small-Cap ETF	6,858,909	372,667	(451,156)	(119,000)	1,942,224	8,603,644	131,675	15,617
Total	$100,140,086	$10,093,872	($3,167,228)	($564,448)	$18,972,480	$125,474,762		$641,708
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2060 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$125,474,762	$—	$—	$125,474,762
Short-Term Investment[1]	—	335,826	—	335,826
Total	$125,474,762	$335,826	$—	$125,810,588
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Schwab Target Index Funds
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG98260JUN20